STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Mar. 04, 2021	$ 0	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocation of net loss, as adjusted	0	0	0	0
Balance at the end at Mar. 31, 2021	0	0	0	0
Balance at the beginning at Mar. 04, 2021	0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocation of net loss, as adjusted				(5,180)
Balance at the end at Sep. 30, 2021	288	24,712	(5,180)	19,820
Balance at the beginning at Mar. 29, 2021	$ 0	0	0	0
Balance at the beginning (in shares) at Mar. 29, 2021	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to Sponsor	$ 288	24,712		25,000
Issuance of common stock to Sponsor (in shares)	2,875,000
Sale of 557,000 Private Placement Units	$ 56	5,569,944		$ 5,570,000
Sale of units, net of underwriting discounts (in shares)	557,000			557,000
Fair value of Public Warrants at issuance		12,483,555		$ 12,483,555
Accretion of common stock subject to redemption value		(18,078,211)	(3,054,111)	(21,132,322)
Allocation of net loss, as adjusted			(280,701)	(280,701)
Balance at the end at Dec. 31, 2021	$ 344		(3,334,812)	(3,334,468)
Balance at the end (in shares) at Dec. 31, 2021	3,432,000
Balance at the beginning at Mar. 31, 2021	$ 0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to Sponsor	$ 288	24,712		25,000
Issuance of common stock to Sponsor (in shares)	2,875,000
Allocation of net loss, as adjusted			(5,000)	(5,000)
Balance at the end at Jun. 30, 2021	$ 288	24,712	(5,000)	20,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocation of net loss, as adjusted			(180)	(180)
Balance at the end at Sep. 30, 2021	288	$ 24,712	(5,180)	19,820
Balance at the beginning at Dec. 31, 2021	344		(3,334,812)	(3,334,468)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocation of net loss, as adjusted			(527,360)	(527,360)
Balance at the end at Mar. 31, 2022	344		(3,862,172)	(3,861,828)
Balance at the beginning at Dec. 31, 2021	$ 344		(3,334,812)	(3,334,468)
Balance at the beginning (in shares) at Dec. 31, 2021	3,432,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocation of net loss, as adjusted				(2,007,578)
Balance at the end at Sep. 30, 2022	$ 344		(5,587,024)	(5,586,680)
Balance at the beginning at Mar. 31, 2022	344		(3,862,172)	(3,861,828)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocation of net loss, as adjusted			(659,459)	(659,459)
Balance at the end at Jun. 30, 2022	344		(4,521,631)	(4,521,287)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of common stock subject to redemption value			(244,634)	(244,634)
Allocation of net loss, as adjusted			(820,759)	(820,759)
Balance at the end at Sep. 30, 2022	$ 344		$ (5,587,024)	$ (5,586,680)